Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class 1
Trading Symbol	LCBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$36	0.70%
[1],[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class A
Trading Symbol	SOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	0.99%
[5],[6]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class C
Trading Symbol	SBPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.75%
[9],[10]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class FI
Trading Symbol	LBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$46	0.90%
[13],[14]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class R
Trading Symbol	LMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$69	1.35%
[17],[18]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class I
Trading Symbol	SOPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$37	0.73%
[21],[22]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[23],[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class IS
Trading Symbol	LCBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$33	0.65%
[25],[26]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 9,200,801,210
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,200,801,210
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[27],[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Certain categories may represent less than 0.1%.